CAPITAL LEASE OBLIGATION	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATION

19. CAPITAL LEASE OBLIGATION

In December 2009, the Company entered into a lease agreement for certain properties subject to capital leases. The obligations associated with these capital leases have been recorded. As of December 31, 2010 and 2011, the recorded value and accumulated depreciation of the properties subject to capital leases, which were included in leasehold improvements, were listed as below:

	December 31
	2010	2011
Acquisition costs	$377,490	$396,769
Less: Accumulated depreciation	(75,498)	(158,707)

	$301,992	$238,062

These capital lease obligations have principal payments due at various dates from 2010 through 2015. The following is a schedule by years of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2011:

2012	$116,555
2013	116,555
2014	116,555
2015	9,713

Total minimum lease payments	359,378
Less: Amount representing interest	(75,970)

Present value of net minimum lease payments	$283,408